Operating Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Total lease cost	$ 40,582	$ 44,852	$ 45,717
Right-of-use assets obtained in exchange for lease obligations	18,400	64,800	37,700
Impairments of operating right-of-use asset	$ 3,700	$ 13,800	$ 8,700
Weighted average remaining lease term (in years)	5 years 11 months 15 days	6 years 6 months 21 days	6 years 8 months 19 days
Weighted average discount rate (in percent)	4.04%	4.01%	3.29%
Operating lease liabilities, current	$ 36,282	$ 36,783	$ 36,414
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities	Other liabilities
Operating lease liabilities, noncurrent	$ 117,122	$ 140,085	$ 126,321
Selling, general and administrative
Lessee, Lease, Description [Line Items]
Total lease cost	34,500	37,200	37,900
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost	$ 6,100	$ 7,700	$ 7,800